Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - Cash and Cash Equivalents [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 3,085	$ 3,522
Cash and cash equivalents in NIS [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	858	3,201
Cash and cash equivalents in USD [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	2,213	227
Cash and cash equivalents in Euro [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	12	2
Cash and cash equivalents in other currency [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 2	$ 92